Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 9.	Property, Plant and Equipment

	December 31,
	2012	2013
	(in thousands)

Land	$14,328	14,328
Building and improvements	17,740	18,109
Machinery	31,494	39,530
Research and development equipment	18,020	23,030
Software	10,540	12,080
Office furniture and equipment	7,681	9,125
Others	17,282	19,362
	117,085	135,564
Accumulated depreciation and amortization	(66,420)	(76,997)
Prepayment for purchases of equipment	1,944	2,021
	$52,609	60,588

Depreciation and amortization of these assets for the years ended December 31, 2011, 2012 and 2013 were $10,615 thousand, $10,791 thousand and $11,400 thousand, respectively.